INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

6. INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

Patents

During the first quarter of 2010, the Company revised its estimate for the useful lives of its patent and patent applications to zero. As a result of this change in estimates, the Company recorded an impairment of $106,830 to research and development expense, which was the net book value of its intangible assets as of December 31, 2009. Management believes this revised estimate better reflects the uncertainty surrounding drug product development. Management does not believe that the change in this estimate will have a material impact on its financial statements.

License Agreements

Cenderitide (formerly CD-NP)

On January 20, 2006, the Company entered into an exclusive, worldwide, royalty-bearing license agreement, or the Cenderitide License Agreement, with Mayo Foundation for Medical Education and Research (“Mayo”) for the rights to issued patents, patent applications and know-how relating to the use of cenderitide in all therapeutic indications.  The Company was also entitled to rights to improvements to cenderitide that arose out of the laboratory of Dr. John Burnett, the co-inventor of cenderitide, until January 19, 2009.

Under the terms of the Cenderitide License Agreement, the Company paid Mayo an up-front cash payment, reimbursed it for past patent expenses and issued to Mayo 1,379,419 shares of common stock. Additionally, the Company agreed to make contingent cash payments up to an aggregate of $31.9 million upon successful completion of specified clinical and regulatory milestones relating to cenderitide. This aggregate amount is subject to increase upon the receipt of regulatory approval for each additional indication of cenderitide as well as for additional compounds or analogues contained in the intellectual property. In July 2008, the Company made a milestone payment of $400,000 to Mayo upon the dosing of the first patient in a Phase II trial.  Based on the current stage of research the Company does not expect to make any milestone payments for the year ending December 31, 2012. Pursuant to the Cenderitide License Agreement, the Company will pay Mayo an annual maintenance fee and a percentage of net sales of licensed products, as well as $50,000 per year for the consulting services of Dr. Burnett while serving as chairman of the Company’s Scientific Advisory Board.

In addition to the potential milestone payments discussed above, the Cenderitide License Agreement requires the Company to issue shares of common stock to Mayo for an equivalent dollar amount of grants received in excess of $300,000, but not to exceed $575,000. For the period from August 1, 2005 (inception) through December 31, 2011, the Company received $482,235 in grant income for which it has issued to Mayo 63,478 shares (representing $182,235) of common stock. No such shares have been issued since the year ended December 31, 2008.

The Cenderitide License Agreement, unless earlier terminated, will continue in full force and effect until January 20, 2026. However, to the extent any patent covered by the license is issued with an expiration date beyond January 20, 2026, the term of the agreement will continue until such expiration date. Mayo may terminate the agreement earlier (i) for the Company’s material breach of the agreement that remains uncured after 90 days’ written notice, (ii) the Company’s insolvency or bankruptcy, or (iii) if the Company challenges the validity or enforceability of any of the patents in any manner. The Company may terminate the agreement without cause upon 90 days’ written notice.

CU-NP

On June 13, 2008, the Company entered into an exclusive, worldwide, royalty-bearing license agreement, or the CU-NP License Agreement, with Mayo for the rights to intellectual property and to develop commercially CU-NP for all therapeutic indications. The Company was also entitled to rights to improvements to CU-NP that arise out of the laboratory of Dr. John Burnett and Dr. Candace Lee, the inventors of CU-NP, until June 12, 2011.

Under the terms of the CU-NP License Agreement, the Company made an up-front cash payment to Mayo and agreed to make future contingent cash payments up to an aggregate of $24.3 million upon achievement of specific clinical and regulatory milestones relating to CU-NP, including a milestone payment due in connection with the initiation of the first Phase II clinical trial of the licensed product. This aggregate amount of $24.3 million is subject to increase upon the receipt of regulatory approval for each additional indication of CU-NP, as well as for additional compounds or analogues contained in the intellectual property. Based on the current stage of research the Company does not expect to make any milestone payments for the year ending December 31, 2012. Pursuant to the agreement, the Company must also pay Mayo an annual maintenance fee and a percentage of net sales of licensed products.

In addition to these cash payments payable with respect to the CU-NP License Agreement, the Company also agreed to issue shares of its common stock and warrants to Mayo. In June 2008, the Company issued 49,689 shares of common stock to Mayo having a fair market value as of June 13, 2008 equal to $250,000. This amount has been recorded in research and development expenses in the accompanying Statements of Operations. Additionally, Dr. Burnett has applied for funding through Mayo’s Discovery-Translation Program. In the event Dr. Burnett is awarded funding through this program, and the funding is used for the development of the licensed product based on the patent applications, the Company agreed to grant to Mayo an equivalent dollar value in warrants to purchase shares of the Company’s common stock. The number of shares purchasable under these warrants will be calculated using the Black-Scholes option-pricing model and the warrants will include a cashless exercise provision with language to be negotiated in good faith between the parties.

The CU-NP License Agreement, unless earlier terminated, will continue in full force and effect until June 13, 2028. However, to the extent any patent covered by the license is issued with an expiration date beyond June 13, 2028, the term of the agreement will continue until such expiration date. Mayo may terminate the agreement earlier (i) for the Company’s material breach of the agreement that remains uncured after 90 days written notice, (ii) the Company’s insolvency or bankruptcy, (iii) if the Company challenges the validity or enforceability of any of the patents in any manner, or (iv) or upon receipt of notice from the Company that it has terminated all development efforts under the agreement. The Company may terminate the agreement without cause upon 90 days’ written notice.